Shareholder Report, Average Annual Return (Details)	12 Months Ended	44 Months Ended	60 Months Ended	92 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Without Sales Load [Member] | C000004011
Average Annual Return [Line Items]
Average Annual Return, Percent	22.16%		6.03%		4.85%
Without Sales Load [Member] | C000184317
Average Annual Return [Line Items]
Average Annual Return, Percent	22.37%		6.21%	7.24%
Without Sales Load [Member] | C000225808
Average Annual Return [Line Items]
Average Annual Return, Percent	23.42%	3.82%
MSCI Europe Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.43%		6.91%		5.23%
MSCI Europe Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.43%		6.91%	7.05%
MSCI Europe Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.43%	5.57%